Movement of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	$ 1,342	$ 1,191
Increase (reversal) of the allowance for doubtful accounts	(8)	199
Foreign currency adjustment	(52)	(48)
Balance at end of the year	$ 1,282	$ 1,342